UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Laurie Medley
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    212-515-3485

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            New York, NY  Feb. 14, 2007
    By:  Laurie Medley, Vice President      New York, NY  Feb. 14, 2007

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total (x$1000):  $2,826,866

List of Other Included Managers:

 No.  13F File      Name
      Number

 01   28-10406   Apollo Investment Fund IV, L.P.
 02   28-10795   Apollo Management V, L.P.
 03   28-10794   Apollo Investment Fund V, L.P.


* Fair market value is based on the closing prices of the securities, as of December 29, 2006 reported for composite transactions in New York Stock Exchange-listed securities and transactions in the Nasdaq National Market.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

AMR Corp                      Com              001765106    6348    210000 Sh       Defined **        210000  0    0
Allied Waste Industries Inc   Com Par $.01 New 019589308  375462  30550184 Sh       Defined 1,**    30550184  0    0
Apollo Invt Corp              Com              03761U106   22400   1000000 Sh       Defined **       1000000  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   24030    540000 Sh       Defined **        540000  0    0
Builders Firstsource Inc      Com              1200SR107    4549    255149 Sh       Defined **        255149  0    0
Chemtura Corp                 Com              163893100   35920   3730000 Sh       Defined **       3730000  0    0
Continental Airls Inc         Cl B             210795308   26813    650000 Sh       Defined **        650000  0    0
Core Mark Holding Co Inc      Com              218681104   14618    436997 Sh       Defined 2,3       436997  0    0
Educate Inc                   Com              28138P100  160829  22588277 Sh       Defined 1       22588277  0    0
F M C Corp New                Com              302491303    7973    104150 Sh       Defined **        104150  0    0
Goodman Global Inc            Com              38239A100  486588  28290002 Sh       Defined 2,3     28290002  0    0
Hayes Lemmerz Intl Inc        Com New          420781304   13087   3346983 Sh       Defined 2,3      3346983  0    0
Hughes Communications Inc     Com              444398101  578489  12408610 Sh       Defined 1,**    12408610  0    0
iPCS Inc                      Com New          44980Y305  147056   2656351 Sh       Defined **       2656351  0    0
IPSCO Inc                     Com              462622101   34103    363300 Sh       Defined **        363300  0    0
Mirant Corp New               Com              60467R100   21926    694535 Sh       Defined **        694535  0    0
Nalco Holding Company         Com              62985Q101  137980   6743885 Sh       Defined 2,3      6743885  0    0
National Finl Partners Corp   Com              63607P208  170385   3875037 Sh       Defined 1        3875037  0    0
Owens Corning New             Com              690742101    6644    222221 Sh       Defined **        222221  0    0
Pinnacle Airl Corp            Com              723443107   30667   1820000 Sh       Defined **       1820000  0    0
Quality Distr Inc Fla         Com              74756M102  138469  10395574 Sh       Defined **      10395574  0    0
Sirius Satellite Radio Inc    Com              82966U103  325177  91857857 Sh       Defined 1       91857857  0    0
United Rentals Inc            Com              911363109   46906   1844500 Sh       Defined 1        1844500  0    0
Williams Cos Inc Del          Com              969457100   10448    400000 Sh       Defined **        400000  0    0

